Investment Risks - ProShares Ultra QQQ Equal Weight	May 31, 2026
Prospectus [Line Items]
Risk [Text Block]	Principal RisksEstimated Fund ReturnsIndex PerformanceOne Year Volatility RateOneYearIndexTwo times(2x) theOne YearIndex10%25%50%75%100%-60%-120%-84.2%-85.0%-87.5%-90.9%-94.1%-50%-100%-75.2%-76.5%-80.5%-85.8%-90.8%-40%-80%-64.4%-66.2%-72.0%-79.5%-86.8%-30%-60%-51.5%-54.0%-61.8%-72.1%-82.0%-20%-40%-36.6%-39.9%-50.2%-63.5%-76.5%-10%-20%-19.8%-23.9%-36.9%-53.8%-70.2%0%0%-1.0%-6.1%-22.1%-43.0%-63.2%10%20%19.8%13.7%-5.8%-31.1%-55.5%20%40%42.6%35.3%12.1%-18.0%-47.0%30%60%67.3%58.8%31.6%-3.7%-37.8%40%80%94.0%84.1%52.6%11.7%-27.9%50%100%122.8%111.4%75.2%28.2%-17.2%60%120%153.5%140.5%99.4%45.9%-5.8%●Swap Risk — Like all derivatives, the use of swaps may expose the Fund to greater counterparty risk and correlation risk. The terms of a swap agreement between the Fund and a counterparty may permit the counterparty to immediately close out the transaction with the Fund, including intraday (for example, if the Index has a dramatic intraday move that causes a material decline in the Fund’s net assets). Such terminations may be more likely when the underlying asset is highly concentrated like the Index. If an agreement is terminated, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve its investment objective. To the extent the Fund invests in swaps that use an ETF as the reference asset, the Fund will be subject to the risks of that ETF including the risk that the ETF may not meet its investment objective. In addition, the Fund may be subject to greater correlation risk since the performance of the ETF may not correlate to the performance of the Index.●Futures Risk — Futures prices are affected by many factors, including market conditions, regulatory requirements, margin and collateral requirements, position limits, accountability levels, liquidity, and the availability of counterparties. These factors may increase the cost of obtaining futures exposure, reduce the correlation between futures prices and the performance of the underlying asset, and limit the Fund’s ability to maintain its desired exposure. If the Fund is unable to obtain sufficient exposure to futures contracts, it may not achieve its investment objective and its returns may be lower than expected. In addition,differences between the performance of the underlying asset and its futures contracts, transaction costs, futures rolling costs, and periods of contango or backwardation may cause the Fund to underperform the underlying asset, experience larger losses or smaller gains than a direct investment, and deviate from its intended investment results. Disruptions in the futures market, limits imposed by exchanges, regulators, or futures commission merchants, may further impair the Fund’s ability to achieve its objective and could result in significant losses.
Leverage Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Leverage Risk — The Fund uses leverage and will lose more money when the value of the Index falls than a similar fund that does not use leverage. The use of leverage increases the risk of a total loss of your investment. If the Index approaches a 50% loss at any point in the day, you could lose your entire investment. As a result, an investment in the Fund may not be suitable for all investors. The use of leverage increases the volatility of your returns. The cost of obtaining this leverage will lower your returns.
Holding Period Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Holding Period Risk — The performance of the Fund for periods longer than a single day will likely differ from the Daily Target. This difference may be significant. If you are considering holding fund shares for longer than a day, it’s important that you understand the impact of the return and volatility (how much the value of the Index moves up and down from day-to-day) of the Index on your holding period return. The volatility of the Index has a negative impact on Fund returns. During periods of higher volatility, the volatility of the Index may affect the Fund’s returns as much as or more than the return of the Index. The following table illustrates the impact of the volatility and return of the Index on Fund returns for a hypothetical one-year period. However, these effects will impact your return for any holding period other than a day. The longer you hold shares of the Fund, the more magnified these effects will be. As a result, you should consider monitoring your investments in the Fund in light of your individual investment goals and risk tolerance. In the table areas shaded darker represent those scenarios where the Fund can be expected to return less than the Daily Target. As the table shows, your return will tend to be worse than the Daily Target when there are smaller gains or losses and higher volatility in the Index. Your return will tend to be better than the Daily Target when there are larger gains or losses and lower volatility in the Index. You may lose money when the return of the Index is flat (i.e., close to zero) and you may lose money when the Index rises. The table uses hypothetical annualized volatility and returns of the Index to illustrate the impact of these two factors on Fund performance over a one-year period. It does not represent actual returns. Each row corresponds to the level of a hypothetical return of the Index for a one-year period. Each column corresponds to a level of hypothetical annualized volatility of the Index. For example, the Fund may mistakenly be expected to achieve a -40% return on a yearly basis if the annual return of the Index were -20%. However, as the table shows, with a one-year return of the Index of -20% and an annualized volatility of the Index of 50%, the Fund could be expected to return -50.2%.Assumes: (a) no dividends paid with respect to securities included in the Index; (b) no Fund expenses; and (c) borrowing/lending rates (to obtain leveraged exposure) of zero percent. If these were included the Fund’s performance would be different from that shown.The annualized historical volatility rate for the Index for the five-year period ended May 31, 2026 was 20.47%. The highest May to May volatility rate for the Index during the five-year period ended May 31, 2026 was 25.56% (May 31, 2023). The annualized total return performance of the Index for the five-year period ended May 31, 2026 was 9.27%. The historical volatility and performance of the Index do not predict future volatility and performance of the Index. For more information, including additional graphs and charts demonstrating the effects of the volatility and return of the Index on the long-term performance of the Fund, see “Understanding the Risks and Long-Term Performance of a 2x Daily Objective Fund” in the Fund’s Prospectus.
Correlation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of leveraged correlation with the Index. Fees, expenses, transaction costs, financing costs associated with the use of derivatives, among other factors, will adversely impact the Fund’s ability to meet its Daily Target. In addition, the Fund may not have leveraged exposure to all of the instruments in the Index, its weighting of those instruments may be different from that of the Index, and it may invest in instruments not included in the Index. Moreover, if for any reason the Fund is unable to rebalance all or a portion of its investments, the Fund may have exposure to the Index that is significantly greater or less than the Daily Target. Any of these factors may prevent the Fund from achieving exposure consistent with the Daily Target.
Derivatives Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Derivatives Risk — Investing in derivatives to obtain leveraged exposure may be considered aggressive and may expose the Fund to greater risks including counterparty risk and correlation risk. The Fund may lose money if its derivatives do not perform as expected and may even lose money if they do perform as expected. Any costs associated with using derivatives will reduce the Fund’s return.
Counterparty Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Counterparty Risk — The Fund may lose money if a counterparty does not meet its contractual obligations.
Equity Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Equity and Market Risk — Equity markets are volatile, and the value of equity securities and other instruments correlated with equity markets may fluctuate dramatically from day to day. Equity markets are subject to corporate, political, regulatory, market, social, geopolitical and economic developments, including changes in interest and currency rates, inflation (or expectations for inflation), deflation (or expectations for deflation), global demand for particular products or resources, market instability, debt crises, embargoes, tariffs, sanctions and other trade barriers, regulatory or governmental trade or market control programs, recessions, supply chain disruptions, labor disturbances, environmental or man-made disasters, war, terrorism, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics), social unrest and other unforeseeable events.
Money Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Money Market Instruments Risk — Adverse economic, political or market events affecting issuers of money market instruments, defaults by counterparties or changes in government regulations may have a negative impact on the performance of the Fund. The Fund’s investments in money market instruments through an affiliated ETF are subject to the additional risk that the ETF’s share price may fluctuate, including deviating from its net asset value during illiquid markets or during periods of high redemption activity.
Concentration-Focus Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Industry Concentration Risk — The Index may have a significant portion of its value in issuers in an industry or group of industries. The Fund will allocate its investments to approximately the same extent as the Index. As a result, the Fund may be subject to greater market fluctuations than a fund that is more broadly invested across industries. As of May 31, 2026, the Index had a significant portion of its value in issuers in the semiconductors & semiconductor equipment and software & services industry groups.
Semiconductor Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Semiconductors and Semiconductor Equipment Industry Risk — Companies in this sector may experience: intense competition, wide fluctuations in securities prices due to risks of rapid obsolescence of products, significant research costs, and limited product lines, markets, financial resources or personnel. Companies in this sector may also be affected by risks that affect the broader technology sector.
Software Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	○Software and Services Industry Risk — Companies in this industry may experience: competitive pressures, such as aggressive pricing, technological developments, cyclical market patterns, changing domestic demand, the ability to attract and retain skilled employees, and dependence on intellectual property rights and potential loss or impairment of those rights.
Index Performance Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Index Performance Risk — The Index used by the Fund may underperform other asset classes and may underperform other similar indices. The Index is maintained by a third party provider unaffiliated with the Fund or ProShare Advisors. There can be no guarantee that the methodology underlying the Index or the daily calculation of the Index will be free from error.
Intraday Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Intraday Price Performance Risk — The intraday performance of Fund shares traded in the secondary market generally will be different from the performance of the Fund when measured from one NAV calculation-time to the next. When shares are bought intraday, the performance of the Fund’s shares relative to the Index until the Fund’s next NAV calculation time will generally be higher or lower than the Daily Target.
Market Price Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Market Price Variance Risk — Investors buy and sell Fund shares in the secondary market at market prices. Market prices may be different from the NAV per share of the Fund (i.e., the secondary market price may trade at a price greater than NAV (a premium) or less than NAV (a discount)). The market price of the Fund’s shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors.
Early Close Late Close Trading Halt Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
New Fund Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	●New Fund Risk — The Fund has a limited operating history and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You could lose money by investing in the Fund.
Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	●Non-Diversification Risk — The Fund has the ability to invest a relatively high percentage of its assets in the securities of a small number of issuers or in financial instruments with a single counterparty or a few counterparties. This may increase the Fund’s volatility and increase the risk that the Fund’s performance will decline based on the performance of a single issuer or the credit of a single counterparty.